Net Loss Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Net loss attributable to the shareholders of Teekay Corporation - basic and diluted	$ (28,324)	$ (80,152)	$ (48,879)	$ (125,408)
Basic and Diluted (in shares)	100,434,512	86,259,207	98,892,574	86,217,567
Common stock and common stock equivalents (in shares)	100,434,512	86,259,207	98,892,574	86,217,567
Loss per common share - basic and diluted
Earnings Per Share, Basic and Diluted	$ (0.28)	$ (0.93)	$ (0.49)	$ (1.45)